UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-08549

                              Oak Associates Funds
               (Exact name of registrant as specified in charter)

                                    --------

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  Leslie Manna
                            c/o Oak Associates, Ltd.
                         3875 Embassy Parkway, Suite 250
                             Akron, Ohio 44333-8334
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-888-462-5386

                    Date of fiscal year end: October 31, 2009

                     Date of reporting period: July 31, 2009

Item 1.   Schedule of Investments

SCHEDULE OF INVESTMENTS (UNAUDITED)

July 31, 2009

----------------------------------------------------------------
White Oak Select Growth Fund
----------------------------------------------------------------
                                                   Market
Description                          Shares      Value (000)
-------------------------------------------------------------
Common Stock -- 98.8%

Consumer Discretionary -- 7.2%
Internet & Catalog Retail -- 7.2%
Amazon.com*                             290,000   $   24,870
                                                -------------

Energy -- 9.2%
Energy Equipment & Services -- 9.2%
Baker Hughes                            385,000       15,593
Transocean*                             200,000       15,938
                                                -------------
                                                      31,531
                                                -------------

Financials -- 5.7%
Capital Markets -- 5.7%
Charles Schwab                        1,100,000       19,657
                                                -------------


Health Care -- 16.7%
Biotechnology -- 4.8%
Amgen*                                  265,000       16,512
                                                -------------

Health Care Providers & Services -- 7.9%
Express Scripts*                        170,000       11,907
UnitedHealth Group                      554,100       15,548
                                                -------------
                                                      27,455
                                                -------------

Pharmaceuticals -- 4.0%
Teva Pharmaceutical Industries ADR      258,600       13,794
                                                -------------

Information Technology -- 58.7%
Communications Equipment -- 16.4%
Cisco Systems*                        1,110,000       24,431
Juniper Networks*                       655,000       17,115
Qualcomm                                320,000       14,787
                                                -------------
                                                      56,333
                                                -------------

Computers & Peripherals -- 8.3%
Dell*                                   960,000       12,845
International Business Machines         135,000       15,921
                                                -------------
                                                      28,766
                                                -------------

Internet Software & Services -- 13.3%
eBay*                                   780,000       16,575
Google, Cl A*                            43,000       19,051
Yahoo!*                                 725,000       10,382
                                                -------------
                                                      46,008
                                                -------------

IT Services -- 5.2%
Cognizant Technology Solutions*         605,000       17,902
                                                -------------

Semiconductors and Semiconductor Equipment -- 10.8%
Broadcom, Cl A*                         635,000       17,926
KLA-Tencor                              605,000       19,287
                                                -------------
                                                      37,213
                                                -------------

Software -- 4.7%
Salesforce.com*                         375,000       16,252
                                                -------------


Telecommunication Services -- 1.3%
Wireless Telecommunication Services -- 1.3%
Sprint Nextel                         1,121,000        4,484
                                                -------------

Total Common Stock
     (Cost $288,153)(000)                            340,777
                                                -------------



----------------------------------------------------------------
                                        Face         Market
Description                         Amount (000)   Value (000)
----------------------------------------------------------------


Repurchase Agreement -- 0.8%
Morgan Stanley (A)
   0.060%, dated 07/31/09, to be
   repurchased on 08/03/09, repurchase
   price $2,646,969 (collateralized
   by a U.S. Treasury Bond, par value
   $2,084,389, 4.250%, 01/15/10; total
   market value: $2,700,219)
                                        $ 2,647      $ 2,647
                                                   ----------



Total Repurchase Agreement
      (Cost $2,647)(000)                               2,647
                                                   ----------

Total Investments -- 99.6%

    (Cost $290,800)(000) +                         $ 343,424
                                                   ==========

Percentages are based on Net Assets of $344,856,926.
* Non-income producing security
(A) Tri-Party Repurchase Agreement
ADR -- American Depositary Receipt
Cl -- Class

+At July 31, 2009, the tax basis cost of the Fund's investments was $291,324 ($ Thousands) and the unrealized appreciation and depreciation were $83,711 ($ Thousands) and $(31,611) ($ Thousands), respectively.


The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments carried at value ($ Thousands):

Investments in securities    Level 1     Level 2    Level 3      Total
--------------------------------------------------------------------------

Common Stock                $340,777     $     -     $    -     $ 340,777


Repurchase Agreement               -       2,647          -         2,647
                           -----------------------------------------------
Total                       $340,777     $ 2,647    $     -     $ 343,424
                           -----------------------------------------------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

July 31, 2009

----------------------------------------------------------------
Rock Oak Core Growth Fund
----------------------------------------------------------------
                                                    Market
Description                              Shares  Value (000)
-------------------------------------------------------------
Common Stock -- 98.4%

Consumer Discretionary -- 7.2%
Hotels, Restaurants & Leisure -- 3.5%
International Game Technology             9,200 $        182
                                                -------------

Internet & Catalog Retail -- 3.7%
Amazon.com*                               2,200          189
                                                -------------

Consumer Staples -- 3.0%
Food Products -- 3.0%
Archer Daniels Midland                    5,100          154
                                                -------------

Energy -- 11.9%
Energy Equipment & Services -- 11.0%
National Oilwell Varco*                   3,900          140
Schlumberger                              2,500          134
Transocean*                               2,000          159
Weatherford International*                7,000          131
                                                -------------
                                                         564
                                                -------------

Oil, Gas & Consumable Fuels -- 0.9%
XTO Energy                                1,100           44
                                                -------------

Financials -- 7.0%
  Capital Markets -- 4.8%
Goldman Sachs Group                         800          131
Legg Mason                                4,100          115
                                                -------------
                                                         246
                                                -------------
Consumer Finance -- 1.1%
American Express                          2,000           57
                                                -------------

Diversified Financial Services -- 1.1%
CME Group                                   200           56
                                                -------------

Health Care -- 11.8%
Biotechnology -- 2.9%
Genzyme*                                  1,300           67
Gilead Sciences*                          1,700           83
                                                -------------
                                                         150
                                                -------------

Health Care Equipment & Supplies -- 2.4%
Baxter International                      1,400           79
Intuitive Surgical*                         200           45
                                                -------------
                                                         124
                                                -------------

Health Care Technology -- 2.2%
Cerner*                                   1,700          111
                                                -------------

Pharmaceuticals -- 4.3%
Teva Pharmaceutical Industries ADR        4,100          219
                                                -------------

Industrials -- 9.0%
Aerospace & Defense -- 3.2%
ITT                                       3,300          163
                                                -------------

Air Freight & Logistics -- 3.4%
Expeditors International Washington       5,100          173
                                                -------------

Construction & Engineering -- 2.4%
Jacobs Engineering Group*                 3,000          123
                                                -------------





----------------------------------------------------------------
                                                     Market
Description                         Shares        Value (000)
----------------------------------------------------------------


Information Technology -- 47.5%
 Communications Equipment -- 11.9%
Cisco Systems*                            8,200        $ 181
Qualcomm                                  5,200          240
Research In Motion*                       2,500          190
                                                   ----------
                                                         611
                                                   ----------

Computers & Peripherals -- 4.8%
Apple*                                    1,500          245
                                                   ----------


Electronic Equipment & Instruments -- 3.8%
 Corning                                 11,600          197
                                                   ----------

Internet Software & Services -- 8.7%
eBay*                                     7,200          153
Google, Cl A*                               300          133
Yahoo!*                                  10,900          156
                                                   ----------
                                                         442
                                                   ----------

IT Services -- 8.7%
Cognizant Technology Solutions*           9,000          266
Mastercard, Cl A                            400           78
 Visa, Cl A                               1,500           98
                                                   ----------
                                                         442
                                                   ----------

Semiconductors and Semiconductor Equipment -- 3.7%
Broadcom, Cl A*                           6,700          189
                                                   ----------

Software -- 5.9%
Oracle*                                   6,600          146
Salesforce.com*                           3,600          156
                                                   ----------
                                                         302
                                                   ----------


Materials -- 1.0%
 Metals & Mining -- 1.0%
 Nucor                                    1,100           49
                                                   ----------

Total Common Stock
     (Cost $4,437)(000)                                5,032
                                                   ----------

Total Investments -- 98.4%
    (Cost $4,437)(000) +                           $   5,032
                                                   ==========



Percentages are based on Net Assets of $5,115,834.
* Non-income producing security
ADR -- American Depositary Receipt
Cl -- Class

+At July 31, 2009, the tax basis cost of the Fund's investments was $4,445 ($ Thousands) and the unrealized appreciation and depreciation were $1,010 ($ Thousands) and $(423) ($ Thousands), respectively.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments carried at value ($ Thousands):


Investments in securities    Level 1     Level 2      Level 3      Total
------------------------------------------------------------------------

Common Stock                 $ 5,032      $   -       $   -      $ 5,032

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

July 31, 2009

----------------------------------------------------------------
Pin Oak Aggressive Stock Fund
----------------------------------------------------------------
                                                    Market
Description                             Shares    Value (000)
-------------------------------------------------------------
Common Stock -- 94.3%

Consumer Discretionary -- 23.4%
Hotels, Restaurants & Leisure -- 3.9%
Interval Leisure Group*                 265,021 $      2,796
                                                -------------

Household Durables -- 2.3%
Garmin                                   61,000        1,687
                                                -------------


Internet & Catalog Retail -- 15.0%
Amazon.com*                              33,400        2,864
Blue Nile*                               41,718        1,929
Expedia*                                100,000        2,071
HSN                                     193,940        1,965
Ticketmaster Entertainment*             254,854        2,064
                                                -------------
                                                      10,893
                                                -------------

Media -- 1.1%
Gannett                                 112,000          784
                                                -------------

Specialty Retail -- 1.1%
AnnTaylor Stores*                        66,300          800
                                                -------------

Energy -- 13.2%
Energy Equipment & Services -- 10.7%
ENSCO International                      58,000        2,198
Hercules Offshore*                      111,000          526
Nabors Industries*                      159,000        2,706
Noble                                    68,832        2,331
                                                -------------
                                                       7,761
                                                -------------
Oil, Gas & Consumable Fuels -- 2.5%
Williams                                108,500        1,811
                                                -------------
Financials -- 5.5%
Capital Markets -- 5.5%
Charles Schwab                          158,000        2,824
Morgan Stanley                           42,000        1,197
                                                -------------
                                                       4,021
                                                -------------
Health Care -- 1.8%
Biotechnology -- 1.8%
Biogen Idec*                             28,000        1,331
                                                -------------
Information Technology -- 50.4%
Communications Equipment -- 6.2%
Cisco Systems*                          122,000        2,685
Juniper Networks*                        70,000        1,829
                                                -------------
                                                       4,514
                                                -------------

Electronic Equipment & Instruments -- 2.7%
Jabil Circuit                           213,000        1,951
                                                -------------

Internet Software & Services -- 12.7%
eBay*                                   169,000        3,591
Google, Cl A*                             6,230        2,760
IAC/InterActive*                         67,350        1,240
Yahoo!*                                 116,000        1,661
                                                -------------
                                                       9,252
                                                -------------

IT Services -- 7.5%
Amdocs*                                 109,031        2,608
Western Union                           161,000        2,814
                                                -------------
                                                       5,422
                                                -------------


----------------------------------------------------------------
                                  Shares/Face        Market
Description                       Amount (000)     Value (000)
----------------------------------------------------------------


Semiconductors and Semiconductor Equipment -- 16.8%
ASM International                       126,500      $ 2,120
Broadcom, Cl A*                         101,500        2,865
KLA-Tencor                               71,700        2,286
 Novellus Systems*                      125,000        2,446
PMC-Sierra*                              65,000          595
Xilinx                                   88,000        1,909
                                                  -----------
                                                      12,221
                                                  -----------

Software -- 4.5%
Fair Isaac                              125,000        2,399
Microsoft                                36,000          847
                                                  -----------
                                                       3,246
                                                  -----------



Total Common Stock
      (Cost $57,934)(000)                          68,490
                                                  -----------


Repurchase Agreement -- 5.6%
Morgan Stanley (A)
    0.060%, dated 07/31/09, to be
    repurchased on 08/03/09, repurchase price
    $4,080,591 (collateralized by a U.S. Treasury
    Bond, par value $3,213,314, 4.250%,
    01/15/10; total market value: $4,162,682)
                                        $ 4,081        4,081
                                                  -----------

Total Repurchase Agreement
  (Cost $4,081)(000)                                   4,081
                                                  -----------

Total Investments -- 99.9%
  (Cost $62,015)(000) +                           $   72,571
                                                  ===========

Percentages are based on Net Assets of $72,664,500.
* Non-income producing security
(A) Tri-Party Repurchase Agreement
Cl -- Class

+At July 31, 2009, the tax basis cost of the Fund's investments was $62,045 ($ Thousands) and the unrealized appreciation and depreciation were $17,856 ($ Thousands) and $(7,330) ($ Thousands), respectively.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments carried at value ($ Thousands):

Investments in securities     Level 1      Level 2      Level 3      Total
--------------------------------------------------------------------------

Common Stock                 $ 68,490      $     -        $   -    $ 68,490
Repurchase Agreement                -        4,081            -       4,081
                             ----------------------------------------------
Total                        $ 68,490      $ 4,081        $   -    $ 72,571
                             ----------------------------------------------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

July 31, 2009

---------------------------------------------------------------
River Oak Discovery Fund
---------------------------------------------------------------
                                                    Market
Description                             Shares   Value (000)
-------------------------------------------------------------
Common Stock -- 98.1%

Consumer Discretionary -- 21.7%
Diversified Consumer Services -- 3.4%
Brink's Home Security Holdings*           6,700        $ 200
                                                -------------

Hotels, Restaurants & Leisure -- 9.3%
Chipotle Mexican Grill*                   1,300          122
Ctrip.com International*                  4,900          251
WMS Industries*                           5,000          181
                                                -------------
                                                         554
                                                -------------
Internet & Catalog Retail -- 3.0%
Blue Nile*                                3,900          180
                                                -------------

Media -- 2.8%
Morningstar*                              3,800          168
                                                -------------

Specialty Retail -- 2.7%
Gymboree*                                 4,000          159
                                                -------------

Textiles, Apparel & Luxury Goods -- 0.5%
Carter's*                                 1,000           28
                                                -------------

Consumer Staples -- 4.2%
Food & Staples Retailing -- 4.2%
Whole Foods Market*                      10,400          252
                                                -------------


Energy -- 5.6%
Energy Equipment & Services -- 5.6%
CARBO Ceramics                            1,300           54
Oceaneering International*                1,900           97
Willbros Group*                          13,000          179

                                                -------------
                                                         330
                                                -------------
Financials -- 4.7%
Capital Markets -- 4.7%
Janus Capital Group                      20,200          276
                                                -------------

Health Care -- 4.6%
Life Sciences Tools & Services -- 4.6%
Illumina*                                 7,500          271
                                                -------------

Industrials -- 12.8%
Aerospace & Defense -- 2.7%
American Science & Engineering            1,900          133
Orbital Sciences*                         2,000           27
                                                -------------
                                                         160
                                                -------------

Commercial Services & Supplies -- 5.8%
EnergySolutions                          14,700          127
EnerNOC*                                  7,200          221
                                                -------------
                                                         348
                                                -------------
Electrical Equipment -- 1.1%
Evergreen Solar*                         30,700           64
                                                -------------

Industrial Conglomerates -- 1.2%
Raven Industries                          2,500           72
                                                -------------

Machinery -- 2.0%
Joy Global                                3,200          119
                                                -------------


----------------------------------------------------------------
                                                     Market
 Description                             Shares   Value (000)
 ---------------------------------------------------------------
Information Technology -- 42.7%
Communications Equipment -- 8.6%
F5 Networks*                              5,700 $        212
Starent Networks*                        11,200          269
Viasat*                                   1,100           30
                                                -------------
                                                         511
                                                -------------

Electronic Equipment & Instruments -- 3.4%
Dolby Laboratories*                       1,400           58
Itron*                                    2,700          141
                                                -------------
                                                         199
                                                -------------

Internet Software & Services -- 14.8%
MercadoLibre*                             9,400          271
Netease.com ADR*                          5,200          229
Omniture*                                14,000          192
Sohu.com*                                 3,100          190
                                                -------------
                                                         882
                                                -------------

IT Services -- 2.5%
Patni Computer Systems ADR*               9,800          149
                                                -------------

Semiconductors and Semiconductor Equipment -- 7.1%
Formfactor*                               8,000          184
Varian Semiconductor Equipment*           7,350          235
                                                -------------
                                                         419
                                                -------------

Software -- 6.3%
AsiaInfo Holdings*                        9,200          177
Factset Research Systems                  3,500          198
                                                -------------
                                                         375
                                                -------------

Materials -- 1.8%
Containers & Packaging -- 1.8%
Grief, Cl A                               2,100          108
                                                -------------


Total Common Stock
   (Cost $4,793)(000)                                  5,824
                                                -------------

Total Investments -- 98.1%
   (Cost $4,793)(000) +                         $      5,824
                                                =============

Percentages are based on Net Assets of $5,934,672.
* Non-income producing security
ADR -- American Depositary Receipt
Cl -- Class

+At July 31, 2009, the tax basis cost of the Fund's investments was $4,948 ($ Thousands) and the unrealized appreciation and depreciation were $1,303 ($ Thousands) and $(427) ($ Thousands), respectively.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments carried at value ($ Thousands):


Investments in securities   Level 1      Level 2      Level 3     Total
-------------------------------------------------------------------------

Common Stock               $ 5,824        $    -      $     -     $ 5,824


For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

July 31, 2009

----------------------------------------------------------------
Red Oak Technology Select Fund
----------------------------------------------------------------
                                                    Market
Description                              Shares  Value (000)
-------------------------------------------------------------
Common Stock -- 89.9%++

Consumer Discretionary -- 10.4%
Hotels, Restaurants & Leisure -- 0.4%
Interval Leisure Group*                  28,400 $        300
                                                -------------

Internet & Catalog Retail -- 10.0%
Amazon.com*                              40,300        3,456
Blue Nile*                               24,506        1,133
Expedia*                                103,000        2,133
HSN*                                     14,300          145
Ticketmaster Entertainment*              28,400          230
                                                -------------
                                                       7,097
                                                -------------

Industrials -- 2.1%
Aerospace & Defense -- 2.1%
Northrop Grumman                         33,000        1,471
                                                -------------

Information Technology -- 77.4%
Communications Equipment -- 5.9%
Cisco Systems*                          101,000        2,223
Juniper Networks*                        77,000        2,012
                                                -------------
                                                       4,235
                                                -------------

Computers & Peripherals -- 19.4%
Apple*                                   12,000        1,961
Dell*                                    70,000          937
EMC*                                    138,000        2,078
International Business Machines          19,900        2,347
Lexmark International, Cl A*            126,000        1,825
NetApp*                                  66,000        1,482
Seagate Technology                      258,000        3,106
                                                -------------
                                                      13,736
                                                -------------


Internet Software & Services -- 13.2%
eBay*                                   165,000        3,506
Google, Cl A*                             7,200        3,190
IAC/InterActive*                         71,000        1,307
Yahoo!*                                  97,100        1,390
                                                -------------
                                                       9,393
                                                -------------

IT Services -- 8.5%
Accenture, Cl A                          97,200        3,409
Computer Sciences*                       54,000        2,601
                                                -------------
                                                       6,010
                                                -------------

Semiconductors and Semiconductor Equipment -- 28.8%
Broadcom, Cl A*                          99,200        2,800
Integrated Device Technology*           219,000        1,483
Kla-Tencor                               78,000        2,487
Marvell Technology Group*               122,000        1,628
National Semiconductor                  204,000        3,072
Novellus Systems*                       151,000        2,955
Taiwan Semiconductor ADR*               117,897        1,234
Texas Instruments                        96,000        2,309
Xilinx                                  113,000        2,451
                                                -------------
                                                      20,419
                                                -------------

Software -- 1.6%
Symantec*                                75,000        1,120
                                                -------------

Total Common Stock
     (Cost $59,731)(000)                              63,781
                                                -------------



-------------------------------------------------------------------
                                        Face        Market
Description                         Amount (000)  Value (000)
-------------------------------------------------------------------


 Repurchase Agreement -- 10.8%
 Morgan Stanley (A)
    0.060%, dated 07/31/09, to be
    repurchased on 08/03/09, repurchase
    price $7,675,286 (collateralized by
    a U.S. Treasury Bond, par value
    $6,044,002, 4.250%, 01/15/10; total
    market value: $7,829,692)
                                        $ 7,675      $ 7,675
                                                -------------

Total Repurchase Agreement
     (Cost $7,675)(000)                                7,675
                                                -------------

 Total Investments -- 100.7%
     (Cost $67,406)(000) +                      $     71,456
                                                =============


Percentages are based on Net Assets of $70,962,841.
* Non-income producing security
(A) Tri-Party Repurchase Agreement
ADR -- American Depositary Receipt
Cl -- Class

+At July 31, 2009, the tax basis cost of the Fund's investments was $67,488 ($ Thousands) and the unrealized appreciation and depreciation were $14,351 ($ Thousands) and $(10,383) ($ Thousands), respectively.

++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments carried at value ($ Thousands):


Investments in securities   Level 1      Level 2       Level 3      Total
--------------------------------------------------------------------------

Common Stock               $ 63,781      $     -       $   -      $ 63,781
Repurchase Agreement              -        7,675           -         7,675
                           -----------------------------------------------
Total                      $ 63,781      $ 7,675       $   -      $ 71,456
                           -----------------------------------------------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

July 31, 2009

--------------------------------------------------------------
Black Oak Emerging Technology Fund
--------------------------------------------------------------
                                                    Market
Description                              Shares   Value (000)
--------------------------------------------------------------
Common Stock -- 95.8%

Consumer Discretionary -- 7.0%
Hotels, Restaurants & Leisure -- 7.0%
Ctrip.com International ADR*             35,100      $ 1,799
WMS Industries*                          21,600          781
                                                -------------
                                                        2,580
                                                -------------
Health Care -- 7.2%
Health Care Technology -- 3.0%
Cerner*                                  17,000        1,106
                                                -------------


Life Sciences Tools & Services -- 4.2%
Illumina*                                42,500        1,536
                                                -------------

Industrials -- 5.7%
Aerospace & Defense -- 5.3%
American Science & Engineering           12,500          872
Orbital Sciences*                        79,500        1,076
                                                -------------
                                                       1,948
                                                -------------

Electrical Equipment -- 0.4%
Evergreen Solar*                         70,000          147
                                                -------------

Information Technology -- 75.9%
Communications Equipment -- 15.6%
F5 Networks*                             27,700        1,028
QUALCOMM                                 43,600        2,015
Research In Motion*                      11,100          844
Starent Networks*                        78,500        1,882
                                                -------------
                                                       5,769
                                                -------------

Computers & Peripherals -- 5.2%
Apple*                                   11,800        1,928
                                                -------------

Electronic Equipment & Instruments -- 7.7%
Corning                                  71,400        1,214
Dolby Laboratories, Cl A*                19,800          824
Itron*                                   15,800          824
                                                -------------
                                                       2,862
                                                -------------

Internet Software & Services -- 10.9%
MercadoLibre*                            48,100        1,386
Netease.com ADR*                         29,100        1,282
Sohu.com*                                22,300        1,364
                                                -------------
                                                       4,032
                                                -------------

IT Services -- 7.6%
Cognizant Technology Solutions, Cl A     64,800        1,917
Wipro ADR*                               60,600          880
                                                -------------
                                                       2,797
                                                -------------

Semiconductors and Semiconductor Equipment -- 13.2%
Formfactor*                              57,300        1,321
MEMC Electronic Materials*               39,600          698
Nvidia*                                 106,100        1,372
Varian Semiconductor Equipment*          46,050        1,476
                                                -------------
                                                       4,867
                                                -------------


------------------------------------------------------------------
                                     Shares/Face      Market
Description                          Amount (000)   Value (000)
------------------------------------------------------------------
Software -- 15.7%
Activision Blizzard*                     81,100 $        929
ANSYS*                                   44,600        1,394
AsiaInfo Holdings*                       60,700        1,170
Citrix Systems*                          27,900          993
Salesforce.com*                          30,000        1,300
                                                -------------
                                                       5,786
                                                -------------
Total Common Stock
     (Cost $31,261)(000)                              35,358
                                                -------------

Exchange Traded Fund -- 1.1%
iShares S&P North American Technology-
 Semiconductors Index Fund                9,300          394
                                                -------------

Total Exchange Traded Fund
     (Cost $345)(000)                                    394
                                                -------------

Repurchase Agreement -- 3.0%
 Morgan Stanley (A)
    0.060%, dated 07/31/09, to be
    repurchased on 08/03/09, repurchase
    price $1,126,548 (collateralized by
    a U.S. Treasury Bond, par value
    $887,115, 4.250%, 01/15/10; total
    market value: $1,149,212)
                                        $ 1,127        1,127
                                                -------------

Total Repurchase Agreement
     (Cost $1,127)(000)                                1,127
                                                -------------

 Total Investments -- 99.9%
    (Cost $32,733)(000) +                       $     36,879
                                                ============

Percentages are based on Net Assets of $36,922,550.
* Non-income producing security
(A) Tri-Party Repurchase Agreement
ADR -- American Depositary Receipt
Cl -- Class

+At July 31, 2009, the tax basis cost of the Fund's investments was $32,736 ($ Thousands) and the unrealized appreciation and depreciation were $6,805 ($ Thousands) and $(2,662) ($ Thousands), respectively.


The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments carried at value ($ Thousands):

Investments in securities     Level 1      Level 2      Level 3     Total
---------------------------------------------------------------------------

Common Stock                 $ 35,358      $     -       $    -    $ 35,358
Exchange Traded Fund              394            -            -         394
Repurchase Agreement                -        1,127            -       1,127
                             ----------------------------------------------
Total                        $ 35,752      $ 1,127       $    -    $ 36,879
                             ----------------------------------------------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED)

July 31, 2009

------------------------------------------------------------------
Live Oak Health Sciences Fund
------------------------------------------------------------------
                                                   Market
Description                              Shares  Value (000)
-------------------------------------------------------------
Common Stock -- 97.9%++

Health Care -- 97.9%
   Biotechnology -- 11.9%
Amgen*                                   16,000        $ 997
Biogen Idec*                             13,200          628
Genzyme*                                  4,500          233
                                                -------------
                                                       1,858
                                                -------------

Health Care Equipment & Supplies -- 5.7%
Boston Scientific*                       35,000          376
Medtronic                                14,500          514
                                                -------------
                                                         890
                                                -------------

Health Care Providers & Services -- 23.9%
AmerisourceBergen                        42,800          844
Cardinal Health*                         15,600          519
McKesson                                  9,000          460
PharMerica*                              28,242          592
UnitedHealth Group                       17,800          499
WellPoint*                               15,800          832
                                                -------------
                                                       3,746
                                                -------------

Health Care Technolgoy -- 4.3%
IMS Health                               55,800          670
                                                -------------

Life Sciences Tools & Services -- 8.5%
Affymetrix*                              41,000          362
Techne                                    3,900          249
Waters*                                  14,500          729
                                                -------------
                                                       1,340
                                                -------------

Pharmaceuticals -- 43.6%
AstraZeneca ADR                          14,900          692
Corcept Therapeutics*                    64,244           72
Eli Lilly                                16,000          558
GlaxoSmithKline ADR                      18,100          693
Johnson & Johnson                         4,000          244
King Pharmaceuticals*                    42,000          381
Medicis Pharmaceutical, Cl A             30,000          514
Novartis ADR                             11,600          529
Par Pharmaceutical*                      21,000          340
Pfizer                                   35,000          558
Sanofi-Aventis ADR                       16,400          535
Teva Pharmaceutical Industries ADR       16,500          880
Watson Pharmaceuticals*                  24,100          837
                                                -------------
                                                       6,833
                                                -------------

Total Common Stock
     (Cost $14,224)(000)                              15,337
                                                -------------

Total Investments -- 97.9%
    (Cost $14,224)(000) +                         $   15,337
                                                =============

Percentages are based on Net Assets of $15,668,960.
* Non-income producing security
ADR -- American Depositary Receipt
Cl -- Class

+At July 31, 2009, the tax basis cost of the Fund's investments was $14,224 ($ Thousands) and the unrealized appreciation and depreciation were $3,197 ($ Thousands) and $(2,084) ($ Thousands), respectively.

++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments carried at value ($ Thousands):

Investments in securities      Level 1     Level 2    Level 3      Total
---------------------------------------------------------------------------

Common Stock                  $ 15,337     $    -     $     -     $ 15,337

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Item 2.   Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Oak Associates Funds


By (Signature and Title)                        /s/ Leslie Manna
                                                --------------------------
                                                Leslie Manna, President

Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                        /s/ Leslie Manna
                                                --------------------------
                                                Leslie Manna, President

Date: September 29, 2009


By (Signature and Title)                        /s/ Eric Kleinschmidt
                                                --------------------------
                                                Eric Kleinschmidt,
                                                Treasurer and CFO

Date: September 29, 2009